United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if amendment [  ]; Amendment Number
This Amendment (Check only one.) [  ] is a restatement
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 415 N. McKinley, Suite 1200
         Little Rock, AR 72205

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas	August 13, 2001

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 96

Form 13F Information Tablle Value Total: $161,973

List of Other Included Managers:
No.		13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp                       COM              00130h105      291     6759 SH       SOLE                     6759
Acxiom Corp                    COM              005125109     2263   172915 SH       SOLE                   172915
Alcoa, Inc.                    COM              022249106     2092    53090 SH       SOLE                    53090
Alltel Corp                    COM              020039103     2037    33257 SH       SOLE                    33257
America Online Inc             COM              00184a105     3054    57625 SH       SOLE                    57625
American Home Prods            COM              026609107     1765    30200 SH       SOLE                    30200
Amgen                          COM              031162100     4452    73362 SH       SOLE                    73362
Anadarko Pete Corp             COM              032511107      404     7500 SH       SOLE                     7500
Anheuser Busch Cos             COM              035229103      437    10600 SH       SOLE                    10600
BJ Services                    COM              055482103     4595   158450 SH       SOLE                   158450
BP Amoco PLC ADR               COM              055622104      594    11916 SH       SOLE                    11916
Baker Hughes Inc               COM              057224107     1709    51020 SH       SOLE                    51020
Barrett Resources              COM              068480201      740    12549 SH       SOLE                    12549
Bellsouth Corp                 COM              079860102      240     5972 SH       SOLE                     5972
Birmingham Stl Corp            COM              091250100       26    24800 SH       SOLE                    24800
Bombay Company                 COM              097924104       33    12300 SH       SOLE                    12300
Bristol Myers Squibb           COM              110122108     1108    21194 SH       SOLE                    21194
Burlington Res Inc             COM              122014103     1874    47139 SH       SOLE                    47139
Chiquita Brands Int'l          COM              170032106       70    49550 SH       SOLE                    49550
Citigroup                      COM              172967101     6278   118807 SH       SOLE                   118807
Citizens Holding Co            COM              174715102      540    30885 SH       SOLE                    30885
Clayton Homes Inc              COM              184190106      571    36331 SH       SOLE                    36331
Coca Cola Co                   COM              191216100      826    18350 SH       SOLE                    18350
Colonial Properties Tr         COM              195872106      855    27745 SH       SOLE                    27745
Comcast Corp                   COM              200300200     3946    90925 SH       SOLE                    90925
Cummins Inc.                   COM              231021106     1294    33425 SH       SOLE                    33425
Dana Corp                      COM              235811106     2038    87325 SH       SOLE                    87325
Diamond Offshore               COM              25271C102     1325    40100 SH       SOLE                    40100
Dole Food Company Inc          COM              256605106     1316    69080 SH       SOLE                    69080
DuPont(EI)deNemours            COM              263534109      209     4332 SH       SOLE                     4332
E M C Corp Mass                COM              268648102     2782    95752 SH       SOLE                    95752
Eastman Chemical Co            COM              277432100      579    12150 SH       SOLE                    12150
Enron Corp                     COM              293561106     3924    80075 SH       SOLE                    80075
Equity Res Prop Tr             COM              29476L107     1222    21605 SH       SOLE                    21605
Exxon Mobil Corp               COM              302290101     3418    39127 SH       SOLE                    39127
Fairfax Financial Hldgsf       COM              303901102     1006     6800 SH       SOLE                     6800
Federal Natl Mtg Assn          COM              313586109     4663    54760 SH       SOLE                    54760
Filene's Basement              COM              316866102        0    15000 SH       SOLE                    15000
First Data Corp                COM              319963104     3930    61160 SH       SOLE                    61160
Ford Mtr Co Del                COM              345370100     2459   100147 SH       SOLE                   100147
Freeport-McMoran Copper & Gold COM              35671D600      414    18100 SH       SOLE                    18100
General Elec Co                COM              369604103     2894    59360 SH       SOLE                    59360
Harland John H Co              COM              412693103     1673    71800 SH       SOLE                    71800
Hartmarx Corp                  COM              417119104       59    23700 SH       SOLE                    23700
Hewlett Packard Co             COM              428236103      328    11460 SH       SOLE                    11460
Hillenbrand Inds               COM              431573104     1876    32850 SH       SOLE                    32850
Homestake Mng Co               COM              437614100      887   112000 SH       SOLE                   112000
IMC Global Inc                 COM              449669100     1591   156025 SH       SOLE                   156025
Intel Corp                     COM              458140100     3085   105484 SH       SOLE                   105484
International Paper Co         COM              460146103      822    23027 SH       SOLE                    23027
Intl Business Mach             COM              459200101     1156    10227 SH       SOLE                    10227
Kaman Corp Cl A                COM              483548103      191    10800 SH       SOLE                    10800
Kinross Gold                   COM              496902107       20    24848 SH       SOLE                    24848
Lockheed Martin Corp           COM              539830109     2728    73629 SH       SOLE                    73629
Loews Corp                     COM              540424108     2508    38920 SH       SOLE                    38920
Lowes Cos Inc                  COM              548661107     3666    50525 SH       SOLE                    50525
Lucent Technologies Inc        COM              549463107       73    11842 SH       SOLE                    11842
Lyondell Chemical              COM              552078107     1270    82600 SH       SOLE                    82600
Merck & Co Inc                 COM              589331107      369     5772 SH       SOLE                     5772
Mirant Corp                    COM              604675108      239     6961 SH       SOLE                     6961
Morgan St Dean Witter          COM              617446448     2428    37797 SH       SOLE                    37797
Motorola Inc                   COM              620076109      240    14510 SH       SOLE                    14510
New Amer Hi Inc Fd             COM              641876107      105    35000 SH       SOLE                    35000
New Plan Excel Realty          COM              648053106     1037    67810 SH       SOLE                    67810
Newmont Mng Corp               COM              651639106     2242   120464 SH       SOLE                   120464
Noble Affiliates               COM              654894104     1544    43665 SH       SOLE                    43665
Nortel Networks Corp           COM              656568102     1634   179765 SH       SOLE                   179765
Northrop Grumman               COM              666807102     1256    15675 SH       SOLE                    15675
Oracle Corp                    COM              68389X105     4416   232439 SH       SOLE                   232439
Pfizer Inc                     COM              717081103     3347    83575 SH       SOLE                    83575
Phelps Dodge Corp              COM              717265102     1102    26559 SH       SOLE                    26559
Pitney Bowes Inc               COM              724479100     1163    27600 SH       SOLE                    27600
Pure Gold Minerals             COM              745911107        1    10000 SH       SOLE                    10000
Raytheon Co                    COM              755111507     2256    84967 SH       SOLE                    84967
Regions Finl Corp              COM              758940100      365    11417 SH       SOLE                    11417
Royal Oak Mines                COM              78051D105        1    53000 SH       SOLE                    53000
Ryerson Tull Inc               COM              783755101      235    17422 SH       SOLE                    17422
SBC Communications             COM              78387G103     2880    71904 SH       SOLE                    71904
Schlumberger Ltd               COM              806857108     1547    29375 SH       SOLE                    29375
Scientific Atlanta             COM              808655104     2276    56070 SH       SOLE                    56070
Southern Co                    COM              842587107      408    17530 SH       SOLE                    17530
Southwest Airls Co             COM              844741108     2212   119647 SH       SOLE                   119647
Sun Microsystems Inc           COM              866810104     2804   178346 SH       SOLE                   178346
TRW Inc                        COM              872649108     2062    50300 SH       SOLE                    50300
Teekay Shipping Corp           COM              V89564104     3308    82650 SH       SOLE                    82650
Tellabs Inc                    COM              879664100     2000   103190 SH       SOLE                   103190
Temple Inland Inc              COM              879868107     1434    26910 SH       SOLE                    26910
Texaco Inc                     COM              881694103      316     4750 SH       SOLE                     4750
Texas Instrs Inc               COM              882508104     3266   103688 SH       SOLE                   103688
Transocean Sedco Forex         COM              835420100     1900    46050 SH       SOLE                    46050
Tyco Intl LTD New              COM              902124106     4717    86552 SH       SOLE                    86552
United Technologies            COM              913017109      615     8396 SH       SOLE                     8396
Wal Mart Stores Inc            COM              931142103     7071   144906 SH       SOLE                   144906
Weyerhaeuser Co.               COM              962166104     2299    41825 SH       SOLE                    41825
Regions Financial Trust 8% Pre PRD              75914h208      519    20200 SH       SOLE                    20200
Simmons First National Corp Pf PRD              828718205      152    12200 SH       SOLE                    12200